Document and Entity Information	Jan. 31, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	OASIS MIDSTREAM PARTNERS LP
Entity Incorporation State	DE
Entity File Number	001-38212
Entity Tax Identification Number	20-1647837
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	519-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001652133
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002